Document and Entity Information	Jul. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jul. 21, 2022
Entity File Number	001-11460
Entity Registrant Name	Brooklyn ImmunoTherapeutics, Inc.
Entity Central Index Key	0000748592
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	31-1103425
Entity Address, Address Line One	10355 Science Center Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	212
Local Phone Number	582-1199
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	BTX
Security Exchange Name	NASDAQ